Other non-current assets, net	6 Months Ended
Jun. 30, 2017
Assets, Noncurrent [Abstract]
Other Assets Disclosure [Text Block]
4.	Other non-current assets, net

	As at
	Jun 30, 2017	Dec 31, 2016
Amount receivable in respect of capital leases	2,880,000	-
Equipment, fixtures & fittings	706,484	697,546
	3,586,484	697,546

Amount receivable in respect of capital leases is accounted for at amortized cost.